UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Novare Capital Management
Address:  128 South Tryon Street, Suite 1580
          Charlotte, NC 28202

Form 13F File Number: 28-___________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Don Olmstead
Title:    Managing Director
Phone:    704-334-3698

Signature, Place, and Date of Signing:

   /s/ Don Olmstead               Charlotte, NC             01/31/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           99

Form 13F Information Table Value Total:  $   113,725
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Form 13F Table Information for Novare Capital Management
As of 12/31/2006

                                                                                                               VOTING AUTHORITY
                                                         CURRENT    SHRS OR SH/ PUT/  INVESTMENT  OTHER    -------------------------
       NAME OF ISSUER         TITLE OF CLASS    CUSIP     VALUE     PRN AMT PRN CALL  DISCRETION MANAGERS    SOLE   SHARED    NONE
----------------------------- -------------- ----------- --------   ------- --- ----  ---------- --------  -------- ------- --------
Plains All Amern Ppln Lp      Common         726503103   4,103,885   80,154 SH        Sole                   80,154
Enterprise Prd Prtnrs Lp      Common         293792107   3,480,788  120,110 SH        Sole                  120,110
Oneok Partners Lp             Common         68268N103   3,407,375   53,795 SH        Sole                   53,795
Kinder Morgan Energy Lp       Common         494550106   2,923,337   61,030 SH        Sole                   61,030
Enbridge Energy               Common         29250R106   2,726,575   55,205 SH        Sole                   55,205
Coventry Health Care Inc      Common         222862104   2,477,775   49,506 SH        Sole                   49,506
Magellan Midstream Partners   Common         559080106   2,439,906   63,210 SH        Sole                   63,210
Kinder Morgan, Inc..          Common         49455P101   2,299,322   21,743 SH        Sole                   21,743
Marathon Oil Group            Common         565849106   2,247,288   24,295 SH        Sole                   24,295
Progressive Corp              Common         743263105   2,104,476   86,890 SH        Sole                   86,890
FedEx Corporation             Common         31428x106   2,104,078   19,371 SH        Sole                   19,371
Nokia Corporation             Common         654902204   2,049,048  100,839 SH        Sole                  100,839
Teppco Partners L P           Common         872384102   2,027,593   50,300 SH        Sole                   50,300
Valero, LP                    Common         91913W104   2,006,158   35,972 SH        Sole                   35,972
L-3 Communications Hldgs      Common         502424104   2,003,610   24,500 SH        Sole                   24,500
MBIA Inc                      Common         55262C100   1,980,657   27,110 SH        Sole                   27,110
Plum Creek Timber             Common         729251108   1,979,748   49,680 SH        Sole                   49,680
Ferrellgas Partners           Common         315293100   1,897,582   88,755 SH        Sole                   88,755
Suburban Propane              Common         864482104   1,846,526   48,580 SH        Sole                   48,580
Goldman Sachs                 Common         38141G104   1,794,947    9,004 SH        Sole                    9,004
Fiserv Inc                    Common         337738108   1,757,643   33,530 SH        Sole                   33,530
Johnson & Johnson             Common         478160104   1,717,642   26,017 SH        Sole                   26,017
Mcgraw-Hill Cos               Common         580645109   1,677,985   24,669 SH        Sole                   24,669
Computer Sciences Corp        Common         205363104   1,671,815   31,325 SH        Sole                   31,325
General Dynamics Corp         Common         369550108   1,640,483   22,064 SH        Sole                   22,064
Realty Income                 Common         756109104   1,636,848   59,092 SH        Sole                   59,092
Harley Davidson Inc.          Common         412822108   1,635,609   23,210 SH        Sole                   23,210
Lab Cp Of Amer Hldg New       Common         50540R409   1,578,136   21,480 SH        Sole                   21,480
Bank of America               Common         060505104   1,551,033   29,051 SH        Sole                   29,051
Noble Corp                    Common         G65422100   1,538,611   20,205 SH        Sole                   20,205
Royal Bk Cda Montreal         Common         780087102   1,524,800   32,000 SH        Sole                   32,000
Thor Industries               Common         885160101   1,519,855   34,550 SH        Sole                   34,550
Target Corporation            Common         87612E106   1,482,444   25,985 SH        Sole                   25,985
Amerigas Propane              Common         030975106   1,468,242   45,135 SH        Sole                   45,135
Zimmer Holdings Inc           Common         98956P102   1,378,312   17,585 SH        Sole                   17,585
Chevrontexaco Corp            Common         166764100   1,377,364   18,732 SH        Sole                   18,732
General Electric              Common         369604103   1,352,695   36,353 SH        Sole                   36,353
Kimberly Clark                Common         494368103   1,239,204   18,237 SH        Sole                   18,237
American Intl Group Inc       Common         026874107   1,232,695   17,202 SH        Sole                   17,202
BB&T Corporation              Common         054937107   1,214,357   27,643 SH        Sole                   27,643
Lowes Companies               Common         548661107   1,137,567   36,519 SH        Sole                   36,519
Auto Data Processing          Common         053015103   1,026,616   20,845 SH        Sole                   20,845
Anheuser Busch                Common         035229103   1,015,980   20,650 SH        Sole                   20,650
Amgen Inc.                    Common         031162100   1,009,417   14,777 SH        Sole                   14,777
Exxon-Mobil                   Common         30231G102     969,983   12,658 SH        Sole                   12,658
Lincoln National Corp         Common         534187109     963,265   14,507 SH        Sole                   14,507
Sunoco Logistics Partners     Common         86764L108     960,640   19,000 SH        Sole                   19,000
Energy Transfer Partners      Common         29273R109     957,570   17,700 SH        Sole                   17,700
C D W Corporation             Common         12512N105     944,749   13,435 SH        Sole                   13,435
Emerson Electric Co.          Common         291011104     937,794   21,270 SH        Sole                   21,270
Duke                          Common         26441C105     934,961   28,153 SH        Sole                   28,153
Royal Caribbean Cruises       Common         V7780T103     917,602   22,175 SH        Sole                   22,175
Pepsi Bottlling Group         Common         713409100     915,709   29,625 SH        Sole                   29,625
Mylan Labs.                   Common         628530107     908,958   45,539 SH        Sole                   45,539
First Data Corporation        Common         319963104     890,316   34,887 SH        Sole                   34,887
Equity Office Properties      Common         294741103     885,076   18,374 SH        Sole                   18,374
Best Buy Company Inc.         Common         086516101     853,102   17,343 SH        Sole                   17,343
Clorox Company                Common         189054109     842,931   13,140 SH        Sole                   13,140
Black & Decker Corp           Common         091797100     818,493   10,235 SH        Sole                   10,235
Western Union                 Common         959802109     790,753   35,270 SH        Sole                   35,270
Wachovia                      Common         929903102     786,195   13,805 SH        Sole                   13,805
Pfizer Incorporated           Common         717081103     665,993   25,714 SH        Sole                   25,714
BP Amoco  ADR                 Common         055622104     635,504    9,471 SH        Sole                    9,471
Intuit Inc                    Common         461202103     588,843   19,300 SH        Sole                   19,300
Quest Diagnostic Inc          Common         74834L100     567,365   10,705 SH        Sole                   10,705
Nationwide Finl Svcs Cla      Common         638612101     555,279   10,245 SH        Sole                   10,245
Washington Mutual Inc         Common         939322103     498,798   10,965 SH        Sole                   10,965
Pepsico Inc.                  Common         713448108     485,075    7,755 SH        Sole                    7,755
Entergy Corp.                 Common         29364G103     454,307    4,921 SH        Sole                    4,921
Fidelity Natl Finl Inc        Common         31620R105     437,959   18,340 SH        Sole                   18,340
Dominion Resources Inc.       Common         25746U109     435,968    5,200 SH        Sole                    5,200
Wal-Mart Stores Inc.          Common         931142103     427,858    9,265 SH        Sole                    9,265
American Standard             Common         029712106     405,543    8,845 SH        Sole                    8,845
Scana Corporation             Common         80589M102     399,457    9,834 SH        Sole                    9,834
Radian Group Inc              Common         750236101     399,257    7,406 SH        Sole                    7,406
Progress Energy Inc           Common         743263105     385,916    7,863 SH        Sole                    7,863
Citigroup                     Common         172967101     335,593    6,025 SH        Sole                    6,025
Lincare Holdings Inc          Common         532791100     332,465    8,345 SH        Sole                    8,345
Apria Healthcare Group        Common         037933108     332,059   12,460 SH        Sole                   12,460
Schlumberger                  Common         806857108     329,506    5,217 SH        Sole                    5,217
Buckeye Partners Uts L P      Common         118230101     327,684    7,050 SH        Sole                    7,050
Conocophillips                Common         20825C104     323,703    4,499 SH        Sole                    4,499
Family Dollar Stores          Common         307000109     316,324   10,785 SH        Sole                   10,785
Equity Residential Properties Common         29476L107     292,574    5,765 SH        Sole                    5,765
Suntrust Banks Inc            Common         867914103     287,130    3,400 SH        Sole                    3,400
Alltel Corp Del               Common         020039103     286,070    4,730 SH        Sole                    4,730
Berkshire Hathaway Cl B       Common         084670207     282,282       77 SH        Sole                       77
Procter & Gamble Co           Common         742718109     252,774    3,933 SH        Sole                    3,933
Regions Financial Corp        Common         7591EP100     229,935    6,148 SH        Sole                    6,148
Energy Transfer Equity        Common         29273V100     211,636    6,740 SH        Sole                    6,740
Hewlett-Packard Company       Common         428236103     204,797    4,972 SH        Sole                    4,972
Merrill Lynch & Co.           Common         590188108     204,355    2,195 SH        Sole                    2,195
Sealed Air                    Common         81211K100     202,875    3,125 SH        Sole                    3,125
Premier Farnell Plc Ordf      Common         G33292106      76,206   19,740 SH        Sole                   19,740
South Amern Minerals Inc      Common         836303107      22,275  148,500 SH        Sole                  148,500
D V L Inc                     Common         233347103       4,692   36,090 SH        Sole                   36,090
S P D R -S&P 500              Common         78462F103     862,466     6090 SH        Sole                     6090
S&P MidCap 400 I-S            Common         464287507     398,365     4969 SH        Sole                     4969
S&P Small Cap 600             Common         464287804     855,758    12968 SH        Sole                    12968
Ishares Emerging Mkt.         Common         464287234   1,847,156    16179 SH        Sole                    16179

Total                                                  113,725,928